Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Schedule of Carrying Value of Liabilities Assumed

The following table summarizes the carrying value of the assets acquired and liabilities assumed as of January 1, 2018:

Carrying value of operating assets acquired:
Cash	$4,478

Carrying value of liabilities assumed:
Accounts payable	116,039

Net carrying value acquired	$(111,561)

The following table summarizes the carrying value of the liabilities assumed as of January 1, 2018:

Carrying value of liabilities assumed:
Accounts payable	$17,993

Net carrying value acquired	$(17,993)